UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
March 31, 2012

Shares	Description (1)				Value
	Common Stocks – 103.8% (73.3% of Total Investments)
	Aerospace & Defense – 1.6%
66,823	Raytheon Company				$ 3,526,918
	Automobiles – 1.0%
35,800	Daimler AG, (2)				2,155,378
	Beverages – 3.9%
80,945	Coca-Cola Company				5,990,739
89,300	Heineken NV, (2)				2,478,012
	Total Beverages				8,468,751
	Capital Markets – 1.8%
18,805	BlackRock Inc.				3,853,145
	Chemicals – 2.7%
139,000	Linde AG, (2)				2,497,830
48,200	Syngenta AG, ADR, (3)				3,317,606
	Total Chemicals				5,815,436
	Commercial Banks – 5.3%
41,000	BOC Hong Kong Holdings Limited, (2)				2,290,260
78,053	Cullen/Frost Bankers, Inc.				4,541,904
49,200	HSBC Holdings PLC, (4)				2,183,988
20,800	Westpac Banking Corporation				2,366,000
	Total Commercial Banks				11,382,152
	Communications Equipment – 4.8%
82,000	Motorola Solutions Inc.				4,168,060
90,365	QUALCOMM, Inc.				6,146,627
	Total Communications Equipment				10,314,687
	Diversified Financial Services – 2.4%
112,955	JP Morgan Chase & Co.				5,193,671
	Diversified Telecommunication Services – 2.3%
156,453	AT&T Inc.				4,886,027
	Electric Utilities – 2.5%
88,139	NextEra Energy Inc.				5,383,530
	Electrical Equipment – 2.5%
108,200	ABB Limited, (3)				2,208,362
62,461	Emerson Electric Company				3,259,215
	Total Electrical Equipment				5,467,577
	Energy Equipment & Services – 2.0%
41,200	Ensco International Incorporated				2,180,716
55,700	Tenaris SA				2,129,411
	Total Energy Equipment & Services				4,310,127
	Food Products – 3.1%
172,400	Danone, (2)				2,392,912
81,100	McCormick & Company, Incorporated				4,414,273
	Total Food Products				6,807,185
	Gas Utilities – 1.8%
46,600	ONEOK, Inc.				3,805,356
	Health Care Providers & Services – 1.2%
36,600	Fresenius SE, ADR				2,585,790
	Hotels, Restaurants & Leisure – 3.9%
259,700	Compass Group PLC, (2)				2,745,029
79,584	YUM! Brands, Inc.				5,664,789
	Total Hotels, Restaurants & Leisure				8,409,818
	Household Durables – 2.5%
143,200	Leggett and Platt Inc.				3,295,032
103,400	Sony Corporation				2,147,618
	Total Household Durables				5,442,650
	Household Products – 1.9%
61,215	Procter & Gamble Company				4,114,260
	Independent Power Producers & Energy Traders – 1.3%
44,700	International Power PLC, (2)				2,888,067
	Industrial Conglomerates – 1.0%
45,100	Jardine Matheson Holdings Limited, (2)				2,255,000
	Insurance – 1.6%
75,125	AFLAC Incorporated, (4)				3,454,999
	IT Services – 2.5%
25,610	International Business Machines Corporation (IBM)				5,343,527
	Machinery – 6.0%
34,700	Caterpillar Inc.				3,696,244
70,000	Eaton Corporation				3,488,100
36,400	Kubota Corporation				1,761,760
84,313	PACCAR Inc.				3,948,378
	Total Machinery				12,894,482
	Media – 3.6%
109,300	Pearson Public Limited Company				2,048,282
41,700	Time Warner Cable, Class A, (4)				3,398,550
34,100	WPP Group PLC				2,331,417
	Total Media				7,778,249
	Metals & Mining – 1.4%
42,700	BHP Billiton PLC, ADR				3,091,480
	Office Electronics – 0.9%
42,100	Canon Inc.				2,006,486
	Oil, Gas & Consumable Fuels – 9.2%
99,500	BG PLC., Sponsored ADR, (2)				2,304,420
49,850	Chevron Corporation, (4)				5,345,914
78,042	EQT Corporation				3,762,405
120,000	Kinder Morgan, Inc.				4,638,000
43,300	Sasol Ltd				2,106,112
33,600	Total SA, Sponsored ADR				1,717,632
	Total Oil, Gas & Consumable Fuels				19,874,483
	Personal Products – 1.4%
72,400	L’Oreal, (2)				1,783,212
76,400	Shiseido Company, Limited, (2)				1,312,552
	Total Personal Products				3,095,764
	Pharmaceuticals – 8.3%
56,630	Abbott Laboratories, (4)				3,470,853
56,100	Merck KGaA, (2)				2,066,432
40,300	Novartis AG, Sponsored ADR				2,233,023
28,400	Novo-Nordisk A/S				3,939,364
275,050	Pfizer Inc., (4)				6,232,632
	Total Pharmaceuticals				17,942,304
	Professional Services – 1.1%
151,000	Experian PLC, (2)				2,340,500
	Road & Rail – 1.7%
34,000	Union Pacific Corporation				3,654,320
	Semiconductors & Equipment – 3.5%
40,300	ASM Lithography Holding NV				2,020,642
150,054	Microchip Technology Incorporated				5,582,009
	Total Semiconductors & Equipment				7,602,651
	Software – 3.8%
170,150	Microsoft Corporation				5,487,338
39,200	SAP AG, Sponsored ADR				2,736,944
	Total Software				8,224,282
	Textiles, Apparel & Luxury Goods – 2.0%
30,405	VF Corporation				4,438,522
	Thrifts & Mortgage Finance – 2.2%
337,778	New York Community Bancorp Inc.				4,698,492
	Tobacco – 5.1%
42,044	Lorillard Inc.				5,443,858
62,489	Philip Morris International, (4)				5,537,150
	Total Tobacco				10,981,008
	Total Common Stocks (cost $187,417,930)				224,487,074

Shares	Description (1)	Coupon		Ratings (5)	Value
	$25 Par (or similar) Preferred Securities – 24.3% (17.2% of Total Investments)
	Capital Markets – 0.6%
900	Allied Capital Corporation	6.875%		BBB	$ 21,915
32,400	Ares Capital Corporation, (3)	7.000%		BBB	821,988
8,300	Gladstone Investment Corporation	7.125%		N/A	207,583
11,000	Triangle Capital Corporation	7.000%		N/A	280,390
	Total Capital Markets				1,331,876
	Commercial Banks – 4.1%
48,500	Associated Banc-Corp.	8.000%		BB+	1,294,950
27,439	BB&T Capital Trust VI	9.600%		Baa1	721,646
14,861	BB&T Capital Trust VII	8.100%		Baa1	386,535
48,400	First Naigara Finance Group, (3)	8.625%		BB+	1,334,388
10,300	HSBC Holdings PLC	8.000%		A3	281,293
19,810	National City Capital Trust IV	8.000%		BBB	504,363
12,975	Popular Inc., (6)	8.250%		B2	290,722
92,000	U.S. Bancorp., (3)	6.500%		A3	2,501,480
62,300	Zions Bancorporation	9.500%		BB	1,624,161
	Total Commercial Banks				8,939,538
	Consumer Finance – 1.2%
18,326	GMAC LLC	7.250%		BB	415,450
62,800	HSBC Finance Corporation	6.360%		A	1,559,952
25,000	HSBC USA Inc.	6.500%		A-	625,750
	Total Consumer Finance				2,601,152
	Diversified Financial Services – 1.2%
1,360	Bank of America Corporation	7.250%		BB+	1,331,304
7,914	Citigroup Inc.	6.500%		BB	395,700
27,700	Citigroup Inc.	8.500%		BB	725,740
4,615	Citigroup Inc.	8.125%		BB	128,066
	Total Diversified Financial Services				2,580,810
	Electric Utilities – 2.6%
20,000	Gulf Power Company, (6)	6.000%		BBB+	2,014,944
25,000	PPL Electric Utilities Corporation, (3), (6)	6.250%		BBB-	628,125
25,000	Southern California Edison Company, Series C, (6)	6.000%		BBB+	2,497,658
5,000	Southern California Edison Company, (6)	6.500%		Baa2	517,969
	Total Electric Utilities				5,658,696
	Food Products – 1.0%
20	HJ Heinz Finance Company, 144A, (6)	8.000%		BBB-	2,165,000
	Insurance – 4.2%
62,400	American Financial Group	7.000%		BBB+	1,633,632
50,000	Aspen Insurance Holdings Limited, (3)	7.401%		BBB-	1,288,500
27,300	Axis Capital Holdings Limited	6.875%		BBB	709,800
95,300	Endurance Specialty Holdings Limited, (3)	7.500%		BBB-	2,460,646
25,000	Endurance Specialty Holdings Limited	7.750%		BBB-	655,750
30,500	Montpelier Re Holdings Limited	8.875%		BB+	831,125
58,100	Principal Financial Group	6.518%		BBB	1,486,779
	Total Insurance				9,066,232
	Multi-Utilities – 2.0%
25,000	Dominion Resources Inc.	8.375%		BBB	709,500
97,000	DTE Energy Company	6.500%		BBB-	2,645,190
32,500	Scana Corporation	7.700%		BBB-	922,675
	Total Multi-Utilities				4,277,365
	Oil, Gas & Consumable Fuels – 0.7%
18,500	Magnum Hunter Resources Corporation	8.000%		N/A	897,250
25,000	Magnum Hunter Resources Corporation	10.250%		BB-	633,000
	Total Oil, Gas & Consumable Fuels				1,530,250
	Real Estate Investment Trust – 6.0%
40,000	Apartment Investment & Management Company, (3)	7.000%		BB	992,000
22,800	Ashford Hospitality Trust Inc.	8.450%		N/A	552,900
100,000	Ashford Hospitality Trust Inc.	9.000%		N/A	2,539,999
67,800	CommomWealth REIT	7.250%		Baa3	1,705,170
20,060	Developers Diversified Realty Corporation, (3)	7.375%		Ba1	502,302
72,500	Dupont Fabros Technology, (3)	7.875%		Ba2	1,876,300
25,000	Equity Residential Properties Trust, (6)	8.290%		Baa2	1,564,845
22,100	Inland Real Estate Corporation	8.250%		N/A	565,539
50,000	Kimco Realty Corporation, Series G	7.750%		Baa2	1,270,000
33,000	Regency Centers Corporation	6.625%		Baa3	839,850
19,652	Vornado Realty LP	7.875%		BBB	540,823
	Total Real Estate Investment Trust				12,949,728
	Wireless Telecommunication Services – 0.7%
16,523	Telephone and Data Systems Inc.	7.000%		Baa2	433,068
37,607	United States Cellular Corporation	6.950%		Baa2	980,790
	Total Wireless Telecommunication Services				1,413,858
	Total $25 Par (or similar) Preferred Securities (cost $49,632,421)				52,514,505

Shares	Description (1)	Coupon		Ratings (5)	Value
	Convertible Preferred Securities – 1.8% (1.3% of Total Investments)
	Commerical Banks – 1.8%
3,500	Wells Fargo & Company	7.500%		BBB+	$ 3,908,450
	Total Convertible Preferred Securities (cost $3,339,592)				3,908,450

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Corporate Bonds – 2.8% (1.9% of Total Investments)
	Commercial Banks – 0.9%
$881	UniCredito Luxembourg Finance SA, 144A	6.000%	10/31/17	A3	$ 782,980
1,000	Western Alliance Bancorporation	10.000%	9/01/15	Ba3	1,070,000
1,881	Total Commercial Banks				1,852,980
	Independent Power Producers & Energy Traders – 0.4%
968	NRG Energy Inc.	7.875%	5/15/21	BB	929,280
	Insurance – 1.2%
850	American International Group, Inc.	8.175%	5/15/68	BBB	899,725
969	Genworth Financial Inc.	7.200%	2/15/21	BBB	986,841
528	Hartford Life Inc.	7.650%	6/15/27	BBB-	601,575
2,347	Total Insurance				2,488,141
	Media – 0.3%
694	Donnelley & Son Company	8.250%	3/15/19	BB+	690,530
$5,890	Total Corporate Bonds (cost $5,727,814)				5,960,931

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Capital Preferred Securities – 5.0% (3.6% of Total Investments)
	Commercial Banks – 1.0%
1,343	Barclays Bank PLC	6.278%	12/15/34	BBB	$ 1,125,602
1,000	PNC Financial Services Inc.	6.750%	8/01/21	BBB	1,054,320
	Total Commercial Banks				2,179,922
	Consumer Finance – 0.7%
1,000	Capital One Capital V Corporation	10.250%	8/15/39	Baa3	1,027,500
500	Capital One Capital VI	8.875%	5/15/40	Baa3	503,360
	Total Consumer Finance				1,530,860
	Diversified Financial Services – 1.0%
1,000	JP Morgan Chase & Company	7.900%	4/30/18	Baa1	1,095,520
1,000	MBNA Capital Trust	8.278%	12/01/26	BB+	1,010,000
	Total Diversified Financial Services				2,105,520
	Insurance – 2.3%
20	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	2,072,500
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,372,500
1,723	Swiss Re Capital I, 144A	6.854%	5/25/16	A	1,626,462
	Total Insurance				5,071,462
	Total Capital Preferred Securities (cost $9,953,246)				10,887,764

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.9% (2.7% of Total Investments)
$8,423	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $8,423,190, collateralized by $7,695,000 U.S. Treasury Notes, 3.125%, 5/15/21 value $8,596,100	0.010%	4/02/12		$ 8,423,183
	Total Short-Term Investments (cost $8,423,183)				8,423,183
	Total Investments – (cost $264,494,186) 141.6%				306,181,907
	Borrowings – (40.2)% (7), (8)				(87,000,000)
	Other Assets Less Liabilities – (1.4)% (9)				(2,894,250)
	Net Assets – 100%				$ 216,287,657

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value
	Call Options Written
(100)	S&P 500 INDEX	$(13,750,000)	4/21/12	$1,375.0	$(125,203)
(50)	S&P 500 INDEX	(7,000,000)	4/21/12	1,400.0	(26,601)
(100)	S&P 500 INDEX	(14,250,000)	4/21/12	1,425.0	(20,702)
(100)	S&P 500 INDEX	(14,500,000)	5/19/12	1,450.0	(37,702)
(50)	S&P 500 INDEX	(7,500,000)	5/19/12	1,500.0	9,024
(400)	Total Call Options Written (premiums received $483,191)	$(57,000,000)			$(201,184)

Interest Rate Swaps outstanding:

		Fund	Floating		Fixed Rate		Unrealized
	Notional	Pay/Receive	Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$16,750,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$(331,295)
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(959,497)
							$(1,290,792)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$ 194,977,470	$ 29,509,604	$ –	$ 224,487,074
$25 Par (or similar) Preferred Securities**	42,835,242	9,679,263	–	52,514,505
Convertible Preferred Securities	3,908,450	–	–	3,908,450
Corporate Bonds	–	5,960,931	–	5,960,931
Capital Preferred Securities	–	10,887,764	–	10,887,764
Short-Term Investments:
Repurchase Agreements	–	8,423,183	–	8,423,183
Derivatives:
Call Options Written	(201,184)	–	–	(201,184)
Interest Rate Swaps***	–	(1,290,792)	–	(1,290,792)
Total	$ 241,519,978	$ 63,169,953	$ –	$ 304,689,931

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Refer to the Fund’s Portfolio of Investments for industry breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$1,334,388	$—	$—	$(1,334,388)	$—	$—

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$201,184
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	—	Unrealized depreciation on interest rate swaps*	1,290,792
Total			$—		$1,491,976

* Value represents cumulative gross appreciation (depreciation) of interest rate swap contracts as reported in the Fund’s Portfolio of Investments.
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $267,246,905.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 44,895,815
Depreciation	(5,960,813)

Net unrealized appreciation (depreciation) of investments	$ 38,935,002

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.
(7)	Borrowings as a percentage of Total investments is 28.4%.
(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2012, investments with a value of $221,654,830 have been pledged as collateral for Borrowings.

(9)	Other Assets Less Liabilities includes the Value and the Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012